Consolidated Statement of Cash Flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flow statement
Net loss	€ (95,905)	€ (59,056)
Adjustment for non-cash transactions	23,278	8,978
Adjustment for items to disclose separately under operating cash flow	(2,864)	(1,340)
Adjustment for items to disclose under investing and financing cash flows	(3)
Change in working capital other than deferred income	(15,918)	18,165
Decrease in deferred income	(53,478)	(59,967)
Cash used in operations	(144,890)	(93,219)
Interest paid	(628)	(848)
Interest received	3,866	2,789
Corporate taxes paid	(88)
Net cash flows used in operating activities	(141,740)	(91,278)
Purchase of property, plant and equipment	(5,033)	(3,003)
Purchase of intangible fixed assets	(3,535)	(722)
Proceeds from disposal of property, plant and equipment	2	1
Acquisition of financial assets held at fair value through profit or loss	(177)
Proceeds from sale of financial assets held at fair value through profit or loss	82
Net cash flows used in investing activities	(8,661)	(3,724)
Payment of lease liabilities	(2,144)	(7)
Proceeds from capital and share premium increases from exercise of warrants	7,805	5,261
Net cash flows generated in financing activities	5,661	5,254
Decrease in cash and cash equivalents	(144,740)	(89,748)
Cash and cash equivalents at beginning of year	1,290,796	1,151,211
Effect of exchange rate differences on cash and cash equivalents	1,866	5,304
Cash and cash equivalents at end of year	€ 1,147,923	€ 1,066,766